Insurance contracts (Tables)	6 Months Ended
Jun. 30, 2024
Insurance contracts
Schedule of reconciliation of insurance and reinsurance contracts receivables and liabilities

Reinsurance contract receivables and liabilities

in € THOUS

	2024			2023
	Present	Risk		Present	Risk
	value of	adjustment		value of	adjustment
	future cash	for non-		future	for non-
	flows	financial risk	Total	cash flows	financial risk	Total
Reinsurance contract receivables (liabilities) at the beginning of the period	53,137	(931)	52,206	23,925	(1,801)	22,124
Incurred claims and other directly attributable expenses	(202,285)	235	(202,050)	(166,161)	825	(165,336)
Changes that relate to past service – changes in the fulfillment cash-flows relating to LIC(1)	(40,855)	—	(40,855)	1,544	—	1,544
Claims and other directly attributable expenses paid	(167,589)	—	(167,589)	(387,949)	—	(387,949)
Premium revenue	387,333	—	387,333	583,269	—	583,269
Foreign currency translation and other changes	1,477	(28)	1,449	(1,491)	45	(1,446)
Reinsurance contract receivables (liabilities) at the end of the period	31,218	(724)	30,494	53,137	(931)	52,206

(1)	Changes that relate to past service include premium revenue for past performance years of €3,662 and €9,038 as of June 30, 2024 and December 31, 2023, respectively.

Insurance contract receivables and liabilities

in € THOUS

	2024			2023
	Present	Risk		Present	Risk
	value of	adjustment		value of	adjustment
	future cash	for non-		future	for non-
	flows	financial risk	Total	cash flows	financial risk	Total
Insurance contract receivables (liabilities) at the beginning of the period	27,389	(553)	26,836	20,669	(254)	20,415
Incurred claims and other directly attributable expenses	(200,126)	(40)	(200,166)	(208,884)	(314)	(209,198)
Changes that relate to past service – changes in the fulfillment cash-flows relating to LIC(1)	(872)	—	(872)	(2,666)	—	(2,666)
Claims and other directly attributable expenses paid	(174,136)	—	(174,136)	(423,377)	—	(423,377)
Premium revenue	389,869	—	389,869	642,529	—	642,529
Foreign currency translation and other changes	1,032	(19)	1,013	(882)	15	(867)
Insurance contract receivables (liabilities) at the end of the period	43,156	(612)	42,544	27,389	(553)	26,836

(1)	Changes that relate to past service include a reduction in premium revenue for past performance years of €4,812 and €7,696 as of June 30, 2024 and December 31, 2023, respectively.